Contingent Liabilities and Commitments (Details) ₪ in Millions	Dec. 31, 2017 ILS (₪)
Disclosure of contingent liabilities [line items]
Total	₪ 5,176
Year 1 [Member]
Disclosure of contingent liabilities [line items]
Total	1,137
Year 2 to 5 [Member]
Disclosure of contingent liabilities [line items]
Total	3,262
Year 6 and thereafter [Member]
Disclosure of contingent liabilities [line items]
Total	₪ 777